Insurance Contracts_Exposure To Non life Insurance Price Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-life insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	₩ 5,651,364	₩ 5,169,750
Inward reinsurance	101,613	91,440
Outward reinsurance	(987,893)	(916,083)
Total	4,765,084	4,345,107
General Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	999,348	943,770
Inward reinsurance	101,613	91,440
Outward reinsurance	(579,922)	(526,026)
Total	521,039	509,184
Automobile insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,101,780	1,940,602
Inward reinsurance	0	0
Outward reinsurance	(40,067)	(63,720)
Total	2,061,713	1,876,882
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,550,236	2,285,378
Inward reinsurance	0	0
Outward reinsurance	(367,904)	(326,337)
Total	₩ 2,182,332	₩ 1,959,041